Schedule of restricted stock units activities under all incentive plans (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs unvested at beginning of period	75,345,140	68,194,310
Weighted-average grant date fair value at beginning of period	$ 0.9374	$ 0.7724
Number of RSUs, granted	13,557,410	39,910,390
Weighted-average grant date fair value, granted	$ 1.6210	$ 1.0244
Number of RSUs, vested	(21,874,150)	(26,126,200)
Weighted-average grant date fair value, vested	$ 0.9337	$ 0.6618
Number of RSUs, Canceled/forfeited	(2,119,440)	(6,633,360)
Weighted-average grant date fair value, Canceled/forfeited	$ 1.0367	$ 0.7744
Number of RSUs unvested at end of period	64,908,960	75,345,140
Weighted-average grant date fair value at end of period	$ 1.0782	$ 0.9374